Schedule of Valuation on Derivative Instruments (Details) - USD ($)		3 Months Ended		6 Months Ended		9 Months Ended
	Apr. 22, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Subsidiary or Equity Method Investee [Line Items]
Balance at beginning of period
Change in fair value included in derivative expense
Balance at end of period
Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Balance at beginning of period
Change in fair value included in derivative expense	$ 10,995,763	11,482,036				(16,442,350)
Balance at end of period		33,484,450		33,484,450		33,484,450
Fair Value, Inputs, Level 3 [Member] | Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Balance at beginning of period
Initial valuation of derivative liabilities included in debt discount						17,042,100
Initial valuation of derivative liabilities included in derivative expense						27,438,113
Change in fair value included in derivative expense						(10,995,763)
Balance at end of period		$ 33,484,450		$ 33,484,450		$ 33,484,450